Average Annual Total Returns - Invesco VI US Government Money Portfolio	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date		Series II 1 Year		Series II 5 Years		Series II 10 Years
Total	Apr. 03, 1985	0.22%	0.73%	0.37%	May 24, 2019	[1]	0.17%	[1]	0.52%	[1]	0.14%	[1]

[1]	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waiver and/or expense reimbursements.